Other financial assets - Disclosure of other financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
Advances related to CRO contracts	€ 4,603	€ 4,929
Deposits	822	863
Other	126	126
Total other non-current financial assets	5,551	5,919
Advances related to CRO contracts	8,018	7,418
Deposits	0	136
Total other current financial assets	8,018	7,554
Other financial assets	€ 13,569	€ 13,473